Schedule of Investments(a)
May 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–64.48%
Aerospace & Defense–1.70%
Raytheon Technologies Corp.	1,235,444	$113,833,810
Textron, Inc.	1,276,084	78,951,317
		192,785,127
Apparel Retail–0.89%
TJX Cos., Inc. (The)	1,306,142	100,298,644
Application Software–1.38%
Salesforce, Inc.(b)	371,729	83,036,824
Splunk, Inc.(b)	742,246	73,697,605
		156,734,429
Asset Management & Custody Banks–0.89%
KKR & Co., Inc., Class A(c)	1,964,951	101,175,327
Automobile Manufacturers–1.14%
General Motors Co.	3,973,603	128,784,473
Broadline Retail–1.10%
Amazon.com, Inc.(b)	1,031,149	124,335,946
Building Products–1.32%
Johnson Controls International PLC	2,512,462	149,993,981
Cable & Satellite–1.61%
Charter Communications, Inc., Class A(b)	233,543	76,170,050
Comcast Corp., Class A	2,706,995	106,520,253
		182,690,303
Casinos & Gaming–0.80%
Las Vegas Sands Corp.(b)	1,640,506	90,441,096
Communications Equipment–1.20%
Cisco Systems, Inc.	2,744,439	136,316,285
Consumer Finance–0.74%
American Express Co.	531,899	84,337,905
Distillers & Vintners–0.89%
Diageo PLC (United Kingdom)	2,412,566	100,308,259
Diversified Banks–4.85%
Bank of America Corp.	6,787,120	188,614,065
PNC Financial Services Group, Inc. (The)	714,512	82,761,925
Wells Fargo & Co.	6,989,023	278,233,005
		549,608,995
Electric Utilities–1.13%
American Electric Power Co., Inc.	712,356	59,211,031
Exelon Corp.	1,245,687	49,391,489
FirstEnergy Corp.	504,846	18,876,192
		127,478,712
Electrical Components & Equipment–0.57%
Emerson Electric Co.	828,599	64,365,570
Shares		Value
Electronic Manufacturing Services–0.63%
TE Connectivity Ltd.	580,306	$71,075,879
Fertilizers & Agricultural Chemicals–0.65%
Corteva, Inc.	1,366,902	73,115,588
Food Distributors–1.60%
Sysco Corp.	1,307,350	91,449,133
US Foods Holding Corp.(b)(c)	2,250,567	89,527,555
		180,976,688
Gold–0.55%
Barrick Gold Corp. (Canada)	3,661,317	61,803,031
Health Care Distributors–0.44%
McKesson Corp.	126,063	49,270,463
Health Care Equipment–2.27%
GE HealthCare Technologies, Inc.(b)	710,887	56,522,625
Medtronic PLC	1,536,981	127,200,548
Zimmer Biomet Holdings, Inc.	577,043	73,480,656
		257,203,829
Health Care Facilities–0.46%
Universal Health Services, Inc., Class B	393,018	51,929,468
Health Care Services–1.50%
Cigna Group (The)	459,186	113,607,208
CVS Health Corp.	823,409	56,016,515
		169,623,723
Hotels, Resorts & Cruise Lines–0.34%
Booking Holdings, Inc.(b)	15,364	38,544,742
Industrial Machinery & Supplies & Components–1.74%
Parker-Hannifin Corp.	440,116	141,030,771
Stanley Black & Decker, Inc.	750,319	56,251,416
		197,282,187
Insurance Brokers–0.99%
Willis Towers Watson PLC	514,264	112,546,676
Integrated Oil & Gas–2.56%
Chevron Corp.(c)	681,967	102,717,869
Exxon Mobil Corp.	1,829,910	186,980,204
		289,698,073
Interactive Media & Services–1.12%
Alphabet, Inc., Class A(b)	61,160	7,514,729
Meta Platforms, Inc., Class A(b)	451,333	119,476,872
		126,991,601
Investment Banking & Brokerage–2.20%
Charles Schwab Corp. (The)	1,400,571	73,796,086
Goldman Sachs Group, Inc. (The)	389,738	126,236,138
Morgan Stanley	597,013	48,811,783
		248,844,007

See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Shares		Value
IT Consulting & Other Services–0.77%
Cognizant Technology Solutions Corp., Class A	1,395,905	$87,230,104
Managed Health Care–1.22%
Centene Corp.(b)	1,387,427	86,589,319
Elevance Health, Inc.	114,763	51,393,167
		137,982,486
Movies & Entertainment–0.84%
Walt Disney Co. (The)(b)	1,077,860	94,808,566
Multi-line Insurance–1.33%
American International Group, Inc.	2,839,927	150,033,343
Oil & Gas Exploration & Production–3.17%
ConocoPhillips	2,074,237	205,971,734
Devon Energy Corp.	1,178,641	54,335,350
Pioneer Natural Resources Co.	495,709	98,864,203
		359,171,287
Oil & Gas Refining & Marketing–0.59%
Phillips 66	733,275	67,175,323
Packaged Foods & Meats–0.73%
Kraft Heinz Co. (The)	2,167,138	82,828,014
Pharmaceuticals–5.75%
Bristol-Myers Squibb Co.	1,985,926	127,973,071
GSK PLC	3,221,808	54,080,907
Johnson & Johnson	1,013,994	157,229,910
Merck & Co., Inc.	1,401,121	154,697,770
Sanofi	1,550,867	157,530,194
		651,511,852
Rail Transportation–1.00%
CSX Corp.	3,700,787	113,503,137
Real Estate Services–1.76%
CBRE Group, Inc., Class A(b)	2,655,988	198,986,621
Regional Banks–0.92%
Citizens Financial Group, Inc.	4,030,602	103,908,920
Semiconductor Materials & Equipment–0.98%
Lam Research Corp.	179,843	110,909,178
Semiconductors–2.00%
Intel Corp.	2,395,373	75,310,527
Micron Technology, Inc.	1,061,194	72,373,431
NXP Semiconductors N.V. (China)	440,291	78,856,118
		226,540,076
Specialty Chemicals–0.56%
DuPont de Nemours, Inc.	950,963	63,895,204
Systems Software–0.70%
Oracle Corp.	752,419	79,711,269
Tobacco–1.24%
Philip Morris International, Inc.	1,561,172	140,521,092
Trading Companies & Distributors–1.23%
Ferguson PLC	957,556	138,759,440
Shares		Value
Transaction & Payment Processing Services–1.32%
Fiserv, Inc.(b)(c)	837,791	$93,991,773
PayPal Holdings, Inc.(b)	903,475	56,006,415
		149,998,188
Wireless Telecommunication Services–1.11%
T-Mobile US, Inc.(b)	918,199	126,022,813
Total Common Stocks & Other Equity Interests (Cost $5,863,839,125)		7,302,057,920
Principal Amount
U.S. Dollar Denominated Bonds & Notes–20.60%
Advertising–0.05%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$5,660,000	5,464,048
Aerospace & Defense–0.21%
Boeing Co. (The), 5.81%, 05/01/2050	16,525,000	16,196,419
Lockheed Martin Corp., 4.15%, 06/15/2053	5,231,000	4,546,270
Raytheon Technologies Corp., 4.45%, 11/16/2038	3,239,000	3,009,257
		23,751,946
Agricultural Products & Services–0.04%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	4,130,415
Air Freight & Logistics–0.06%
FedEx Corp., 4.90%, 01/15/2034	4,310,000	4,216,019
United Parcel Service, Inc., 3.40%, 11/15/2046(c)	2,608,000	2,047,436
		6,263,455
Alternative Carriers–0.49%
Liberty Latin America Ltd. (Puerto Rico), Conv., 2.00%, 07/15/2024	28,911,000	26,973,963
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	16,590,000	14,454,867
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	16,603,000	13,812,036
		55,240,866
Application Software–1.11%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	51,429,000	46,800,390
salesforce.com, inc., 2.70%, 07/15/2041	10,414,000	7,526,306
Splunk, Inc., Conv., 1.13%, 06/15/2027	76,768,000	66,250,784
Workday, Inc., 3.50%, 04/01/2027(c)	5,033,000	4,808,541
		125,386,021
Asset Management & Custody Banks–0.32%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	4,260,000	4,179,241
BlackRock, Inc., 4.75%, 05/25/2033	14,671,000	14,526,330
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Brookfield Corp. (Canada), 4.00%, 01/15/2025	$4,515,000	$4,407,807
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	3,217,000	2,797,879
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	11,051,000	10,489,534
		36,400,791
Automobile Manufacturers–0.08%
General Motors Co., 6.60%, 04/01/2036	4,317,000	4,385,617
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	5,448,000	4,852,897
		9,238,514
Biotechnology–1.28%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	6,866,034
4.05%, 11/21/2039	13,812,000	11,854,717
4.85%, 06/15/2044	5,815,000	5,350,624
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027(d)	35,337,000	33,746,835
Halozyme Therapeutics, Inc.,
Conv., 0.25%, 03/01/2027	49,785,000	40,888,421
1.00%, 08/15/2028(d)	5,938,000	5,229,151
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	16,496,000	17,093,980
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	19,256,000	23,405,668
		144,435,430
Brewers–0.26%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	10,654,104
4.90%, 02/01/2046	6,301,000	5,989,856
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	9,734,000	9,335,531
Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	3,281,200
		29,260,691
Broadcasting–0.06%
Discovery Communications LLC, 4.90%, 03/11/2026	3,773,000	3,726,189
Paramount Global, 4.00%, 01/15/2026	3,773,000	3,578,571
		7,304,760
Broadline Retail–0.09%
Amazon.com, Inc., 2.88%, 05/12/2041	13,606,000	10,384,897
Cable & Satellite–1.17%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	51,123,000	41,639,683
1.13%, 03/15/2028	26,544,000	19,894,728
Principal Amount		Value
Cable & Satellite–(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	$5,660,000	$5,567,595
Comcast Corp.,
3.15%, 03/01/2026(c)	11,319,000	10,934,357
4.15%, 10/15/2028	9,915,000	9,675,509
3.90%, 03/01/2038	8,010,000	6,987,206
2.89%, 11/01/2051	3,128,000	2,061,618
2.94%, 11/01/2056	4,539,000	2,910,664
Cox Communications, Inc., 2.95%, 10/01/2050(d)	2,044,000	1,264,282
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(f)	33,219,000	31,624,488
		132,560,130
Commercial & Residential Mortgage Finance–0.07%
Aviation Capital Group LLC, 4.88%, 10/01/2025(c)(d)	7,745,000	7,453,644
Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	4,638,000	5,068,535
Computer & Electronics Retail–0.19%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	21,095,000	21,598,103
8.35%, 07/15/2046	69,000	81,596
		21,679,699
Consumer Finance–0.34%
American Express Co.,
3.38%, 05/03/2024(c)	24,770,000	24,299,210
3.63%, 12/05/2024(c)	3,423,000	3,327,636
General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,424,874
Synchrony Financial, 3.95%, 12/01/2027	5,795,000	5,010,853
		38,062,573
Consumer Staples Merchandise Retail–0.16%
Dollar General Corp., 4.25%, 09/20/2024	18,724,000	18,473,742
Diversified Banks–1.07%
Bank of America Corp.,
3.25%, 10/21/2027(c)	5,705,000	5,342,507
2.57%, 10/20/2032(g)	8,683,000	7,055,951
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	6,875,000	6,800,371
Citigroup, Inc.,
3.67%, 07/24/2028(c)(g)	5,405,000	5,085,024
6.68%, 09/13/2043	8,000,000	8,523,489
5.30%, 05/06/2044	2,765,000	2,533,532
4.75%, 05/18/2046	4,145,000	3,500,161
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(g)	18,945,000	18,046,475
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.20%, 06/15/2026	$4,365,000	$4,161,202
3.51%, 01/23/2029(g)	11,170,000	10,412,498
4.26%, 02/22/2048(g)	5,355,000	4,604,581
3.90%, 01/23/2049(g)	11,170,000	8,937,066
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	545,000	537,799
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(c)	7,450,000	6,812,580
Societe Generale S.A. (France), 5.00%, 01/17/2024(d)	7,365,000	7,248,305
U.S. Bancorp, Series W, 3.10%, 04/27/2026(c)	3,245,000	3,000,197
Wells Fargo & Co.,
3.55%, 09/29/2025	6,840,000	6,605,816
4.10%, 06/03/2026	4,515,000	4,355,459
4.65%, 11/04/2044(c)	9,115,000	7,751,691
		121,314,704
Diversified Financial Services–0.06%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	3,013,414
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(d)	3,975,000	3,410,701
		6,424,115
Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,420,118
Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032(c)	10,561,000	8,435,753
Drug Retail–0.08%
CVS Pass-Through Trust, 6.04%, 12/10/2028	4,569,668	4,612,550
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	4,519,000	4,113,705
		8,726,255
Electric Utilities–1.24%
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	9,110,000	7,412,932
FirstEnergy Corp., Conv., 4.00%, 05/01/2026(d)	49,904,000	49,978,856
Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	2,775,478
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(c)	9,898,000	8,327,880
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	5,572,000	5,284,007
Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	4,612,118
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028(d)	50,089,000	48,436,063
PPL Electric Utilities Corp., 6.25%, 05/15/2039(c)	355,000	388,524
Principal Amount		Value
Electric Utilities–(continued)
Xcel Energy, Inc.,
0.50%, 10/15/2023	$5,750,000	$5,640,912
3.50%, 12/01/2049	10,280,000	7,491,904
		140,348,674
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031	2,729,000	2,230,076
Electronic Equipment & Instruments–0.08%
Trimble, Inc., 6.10%, 03/15/2033(c)	9,180,000	9,300,489
Health Care Equipment–0.49%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	3,314,631
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	42,831,000	38,697,809
Medtronic, Inc., 4.38%, 03/15/2035	2,601,000	2,523,806
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	12,393,000	11,316,408
		55,852,654
Health Care REITs–0.15%
Welltower OP LLC, Conv., 2.75%, 05/15/2028(d)	17,592,000	17,433,672
Health Care Services–0.15%
Cigna Group (The), 4.80%, 08/15/2038	3,240,000	3,046,431
CVS Health Corp., 3.38%, 08/12/2024	3,740,000	3,661,376
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	2,694,000	2,359,784
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	7,660,000	7,665,075
		16,732,666
Health Care Supplies–0.07%
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027(d)	6,306,000	8,418,510
Health Care Technology–0.08%
NextGen Healthcare, Inc., Conv., 3.75%, 11/15/2027(d)	9,190,000	8,845,899
Home Improvement Retail–0.03%
Lowe’s Cos., Inc., 4.25%, 04/01/2052	4,741,000	3,795,982
Homebuilding–0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	2,117,000	1,865,960
Hotels, Resorts & Cruise Lines–0.45%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	52,169,000	45,308,777
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	4,265,000	6,066,998
		51,375,775
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Industrial Conglomerates–0.14%
Honeywell International, Inc., 4.50%, 01/15/2034(c)	$16,007,000	$15,782,946
Industrial Machinery & Supplies & Components–0.27%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	33,206,000	30,516,314
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	2,470,000	2,413,017
Integrated Oil & Gas–0.38%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	6,729,120
Chevron Corp., 2.95%, 05/16/2026	9,807,000	9,420,042
Exxon Mobil Corp.,
2.71%, 03/06/2025(c)	5,658,000	5,468,329
3.04%, 03/01/2026	11,316,000	10,920,338
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025(c)	11,316,000	11,028,741
		43,566,570
Integrated Telecommunication Services–0.35%
AT&T, Inc.,
4.30%, 02/15/2030	3,526,000	3,376,396
3.50%, 09/15/2053	7,328,000	5,091,518
3.55%, 09/15/2055	4,562,000	3,141,555
3.80%, 12/01/2057	3,619,000	2,577,269
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	3,505,000	2,958,859
5.21%, 03/08/2047	6,725,000	5,686,928
Verizon Communications, Inc.,
3.38%, 02/15/2025	13,206,000	12,863,916
3.40%, 03/22/2041	5,788,000	4,420,590
		40,117,031
Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027(c)	3,559,000	3,401,325
Interactive Media & Services–0.42%
Meta Platforms, Inc., 5.60%, 05/15/2053(c)	14,968,000	14,969,977
Snap, Inc., Conv., 0.75%, 08/01/2026	33,200,000	29,655,900
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026	3,197,000	2,667,897
		47,293,774
Internet Services & Infrastructure–0.25%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	31,379,000	28,366,616
Investment Banking & Brokerage–1.75%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	5,807,000	5,660,497
2.91%, 07/21/2042(g)	3,205,000	2,230,441
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028	62,573,000	64,662,938
0.00%, 07/19/2029(d)(e)	62,330,000	59,930,295
1.00%, 07/30/2029	62,338,000	58,759,799
Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley, 4.00%, 07/23/2025	$6,870,000	$6,722,463
		197,966,433
Life & Health Insurance–0.54%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	8,671,000	8,479,545
Athene Global Funding, 2.75%, 06/25/2024(d)	2,890,000	2,756,532
Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	11,300,629
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	20,728,000	18,672,611
Guardian Life Global Funding, 2.90%, 05/06/2024(d)	7,450,000	7,263,954
Jackson National Life Global Funding, 3.25%, 01/30/2024(d)	4,885,000	4,787,157
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	4,250,000	3,802,580
Prudential Financial, Inc., 3.91%, 12/07/2047	4,898,000	3,807,173
		60,870,181
Life Sciences Tools & Services–0.18%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	21,232,000	20,148,404
Managed Health Care–0.26%
Humana, Inc., 0.65%, 08/03/2023	24,885,000	24,711,762
UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	4,841,574
		29,553,336
Movies & Entertainment–0.33%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027(d)	3,159,000	3,309,052
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	3,773,000	3,627,260
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025	16,392,000	15,850,593
5.05%, 03/15/2042	7,965,000	6,449,047
5.14%, 03/15/2052	9,886,000	7,722,728
		36,958,680
Multi-line Insurance–0.05%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	9,030,000	6,192,211
Multi-Utilities–0.09%
NiSource, Inc., 4.38%, 05/15/2047(c)	6,015,000	5,065,950
Sempra Energy, 3.80%, 02/01/2038	5,871,000	4,899,820
		9,965,770
Oil & Gas Exploration & Production–0.27%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	6,519,000	5,342,189
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Oil & Gas Exploration & Production–(continued)
ConocoPhillips Co., 4.15%, 11/15/2034	$2,403,000	$2,192,984
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029(d)	21,570,000	22,511,254
		30,046,427
Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052(c)	5,068,000	3,745,059
Oil & Gas Storage & Transportation–0.58%
Enbridge, Inc. (Canada), 5.97%, 03/08/2026	4,267,000	4,284,755
Energy Transfer L.P.,
Series 5Y, 4.20%, 09/15/2023	1,638,000	1,629,626
4.90%, 03/15/2035	3,640,000	3,333,482
5.30%, 04/01/2044	8,165,000	6,920,945
5.00%, 05/15/2050	7,684,000	6,294,404
Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	593,402
4.25%, 02/15/2048	7,354,000	6,079,200
Kinder Morgan, Inc.,
4.30%, 06/01/2025	9,053,000	8,884,171
5.30%, 12/01/2034	4,203,000	4,036,405
MPLX L.P., 4.50%, 04/15/2038	8,564,000	7,376,498
Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	4,444,377
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,277,813
Williams Cos., Inc. (The), 5.40%, 03/02/2026	7,016,000	7,075,981
		65,231,059
Other Specialized REITs–0.14%
EPR Properties, 4.75%, 12/15/2026	17,525,000	15,835,044
Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	638,875
Paper & Plastic Packaging Products & Materials–0.03%
International Paper Co., 6.00%, 11/15/2041	2,855,000	2,892,933
Passenger Airlines–0.30%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	2,493,606	2,217,444
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	16,208,000	12,691,682
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	11,355,000	8,987,483
United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	2,919,924	2,860,608
Series 2014-2, Class A, 3.75%, 09/03/2026	3,167,119	2,961,880
Series 2018-1, Class AA, 3.50%, 03/01/2030	4,145,974	3,745,886
		33,464,983
Principal Amount		Value
Personal Care Products–0.06%
Kenvue, Inc., 5.05%, 03/22/2053(c)(d)	$7,142,000	$7,194,711
Pharmaceuticals–0.45%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	9,800,000	9,437,027
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	6,435,000	5,828,572
Haleon US Capital LLC, 4.00%, 03/24/2052(c)	2,954,000	2,403,039
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	31,922,000	29,168,728
Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	3,762,717
		50,600,083
Property & Casualty Insurance–0.15%
Allstate Corp. (The), 3.28%, 12/15/2026(c)	3,260,000	3,103,792
Markel Group, Inc.,
5.00%, 03/30/2043	4,185,000	3,654,456
5.00%, 05/20/2049	5,140,000	4,613,021
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	6,455,000	5,921,272
		17,292,541
Rail Transportation–0.40%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	7,363,000	7,336,504
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	3,965,000	3,263,194
Norfolk Southern Corp.,
3.85%, 01/15/2024	15,482,000	15,308,435
3.40%, 11/01/2049	4,879,000	3,500,372
Union Pacific Corp.,
3.20%, 05/20/2041(c)	10,131,000	7,911,557
4.15%, 01/15/2045	4,410,000	3,681,463
3.84%, 03/20/2060	5,560,000	4,332,992
		45,334,517
Reinsurance–0.08%
PartnerRe Finance B LLC, 3.70%, 07/02/2029(c)	5,795,000	5,410,554
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	3,711,000	3,694,496
		9,105,050
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	7,440,000	7,009,193
Retail REITs–0.17%
Kimco Realty OP LLC, 3.20%, 04/01/2032	12,105,000	10,088,961
Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	6,932,119
4.65%, 03/15/2049	2,970,000	2,476,145
		19,497,225
Self-Storage REITs–0.07%
Extra Space Storage L.P., 5.70%, 04/01/2028	3,806,000	3,861,443
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Principal Amount		Value
Self-Storage REITs–(continued)
LifeStorage L.P., 3.50%, 07/01/2026	$4,667,000	$4,441,186
		8,302,629
Semiconductors–0.88%
Broadcom, Inc., 3.47%, 04/15/2034(d)	6,975,000	5,693,841
Marvell Technology, Inc., 2.45%, 04/15/2028	12,029,000	10,504,835
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	51,688,000	55,047,720
Micron Technology, Inc.,
4.66%, 02/15/2030(c)	7,270,000	6,872,484
3.37%, 11/01/2041	1,778,000	1,218,319
Texas Instruments, Inc., 2.63%, 05/15/2024	2,275,000	2,218,205
Wolfspeed, Inc., Conv., 1.88%, 12/01/2029(d)	24,220,000	17,801,700
		99,357,104
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,423,781
Systems Software–0.23%
Microsoft Corp., 3.50%, 02/12/2035	4,259,000	4,025,152
Oracle Corp., 3.60%, 04/01/2040	10,910,000	8,266,839
VMware, Inc., 1.00%, 08/15/2024	14,992,000	14,161,258
		26,453,249
Technology Distributors–0.07%
Avnet, Inc., 4.63%, 04/15/2026(c)	7,645,000	7,434,333
Technology Hardware, Storage & Peripherals–0.27%
Apple, Inc., 3.35%, 02/09/2027	3,495,000	3,405,192
Western Digital Corp., Conv., 1.50%, 02/01/2024	27,606,000	26,833,032
		30,238,224
Telecom Tower REITs–0.17%
American Tower Corp., 1.60%, 04/15/2026	8,541,000	7,717,280
Crown Castle, Inc.,
2.50%, 07/15/2031(c)	14,073,000	11,641,600
4.75%, 05/15/2047	470,000	401,746
		19,760,626
Tobacco–0.23%
Altria Group, Inc., 5.80%, 02/14/2039(c)	12,541,000	12,150,507
Philip Morris International, Inc.,
3.60%, 11/15/2023	3,940,000	3,908,408
4.88%, 11/15/2043	11,740,000	10,327,169
		26,386,084
Trading Companies & Distributors–0.09%
Air Lease Corp.,
3.00%, 09/15/2023	627,000	622,373
4.25%, 09/15/2024	4,355,000	4,259,605
Principal Amount		Value
Trading Companies & Distributors–(continued)
Aircastle Ltd., 4.40%, 09/25/2023(c)	$5,510,000	$5,465,816
		10,347,794
Transaction & Payment Processing Services–0.42%
Block, Inc., Conv., 0.13%, 03/01/2025	45,518,000	42,217,945
Fiserv, Inc., 3.80%, 10/01/2023	5,200,000	5,163,246
		47,381,191
Wireless Telecommunication Services–0.27%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042(c)	6,610,000	5,790,321
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043(c)	6,080,000	5,021,751
4.30%, 02/15/2048	8,020,000	6,214,152
T-Mobile USA, Inc.,
2.70%, 03/15/2032	10,676,000	8,868,571
3.40%, 10/15/2052	7,422,000	5,204,729
		31,099,524
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,547,249,392)		2,333,266,306
U.S. Treasury Securities–10.74%
U.S. Treasury Bills–0.02%
4.75% - 5.23%, 04/18/2024(h)(i)	2,061,000	1,969,912
U.S. Treasury Bonds–1.15%
4.50%, 02/15/2036	5,525,000	6,040,919
3.88%, 05/15/2043	57,578,900	56,548,778
3.63%, 02/15/2053	70,759,000	67,983,920
		130,573,617
U.S. Treasury Notes–9.57%
4.25%, 05/31/2025	312,913,000	312,051,266
3.63%, 05/15/2026	227,929,000	225,293,571
3.63%, 05/31/2028	307,741,900	306,010,852
3.75%, 05/31/2030	222,263,000	222,992,300
3.38%, 05/15/2033	17,306,300	16,937,189
		1,083,285,178
Total U.S. Treasury Securities (Cost $1,215,466,758)		1,215,828,707
Shares
Preferred Stocks–0.57%
Asset Management & Custody Banks–0.21%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	23,947,140
Oil & Gas Storage & Transportation–0.36%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	40,913,289
Total Preferred Stocks (Cost $60,254,606)		64,860,429
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.14%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.75%, 03/15/2031	$7,000,000	$8,356,501
5.50%, 02/01/2037	3	3
		8,356,504
Federal National Mortgage Association (FNMA)–0.07%
6.63%, 11/15/2030	6,315,000	7,432,569
7.00%, 07/01/2032	4,305	4,285
		7,436,854
Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	4,389	4,420
7.50%, 12/20/2030	457	478
		4,898
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $15,238,493)		15,798,256

Municipal Obligations–0.05%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,721,000)	4,721,000	5,202,470
	Shares
Money Market Funds–3.17%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(j)(k)	127,479,883	127,479,883
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(j)(k)	85,984,852	$85,993,450
Invesco Treasury Portfolio, Institutional Class, 5.04%(j)(k)	145,691,295	145,691,295
Total Money Market Funds (Cost $359,104,881)		359,164,628
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $10,065,874,255)		11,296,178,716
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.75%
Invesco Private Government Fund, 5.10%(j)(k)(l)	23,885,890	23,885,890
Invesco Private Prime Fund, 5.22%(j)(k)(l)	61,474,117	61,467,968
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $85,357,410)		85,353,858
TOTAL INVESTMENTS IN SECURITIES–100.50% (Cost $10,151,231,665)		11,381,532,574
OTHER ASSETS LESS LIABILITIES—(0.50)%		(56,335,019)
NET ASSETS–100.00%		$11,325,197,555
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $483,990,653, which represented 4.27% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$193,530,051	$492,544,121	$(558,594,289)	$-	$-	$127,479,883	$6,006,577
Invesco Liquid Assets Portfolio, Institutional Class	133,184,545	351,817,230	(398,995,921)	(41,767)	29,363	85,993,450	4,266,158
Invesco Treasury Portfolio, Institutional Class	221,177,201	562,907,567	(638,393,473)	-	-	145,691,295	6,855,033
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$48,966,219	$513,773,344	$(538,853,673)	$-	$-	$23,885,890	$1,240,892*
Invesco Private Prime Fund	125,913,139	1,036,432,806	(1,100,873,109)	(13,836)	8,968	61,467,968	3,427,723*
Total	$722,771,155	$2,957,475,068	$(3,235,710,465)	$(55,603)	$38,331	$444,518,486	$21,796,383

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	105	September-2023	$(11,453,203)	$13,946	$13,946
U.S. Treasury 10 Year Notes	227	September-2023	(25,984,406)	(16,860)	(16,860)
U.S. Treasury 10 Year Ultra Notes	320	September-2023	(38,545,000)	(210,113)	(210,113)
Total Futures Contracts				$(213,027)	$(213,027)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/30/2023	Bank of New York Mellon (The)	EUR	116,663,970	USD	125,976,205	$1,071,835
06/30/2023	State Street Bank & Trust Co.	USD	5,769,260	EUR	5,397,017	8,968
06/30/2023	State Street Bank & Trust Co.	USD	4,779,136	GBP	3,857,357	22,101
Subtotal—Appreciation						1,102,904
Currency Risk
06/30/2023	Bank of New York Mellon (The)	GBP	98,551,267	USD	122,518,639	(147,736)
06/30/2023	State Street Bank & Trust Co.	USD	1,687,220	EUR	1,570,253	(6,055)
Subtotal—Depreciation						(153,791)
Total Forward Foreign Currency Contracts						$949,113

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,990,138,560	$311,919,360	$—	$7,302,057,920
U.S. Dollar Denominated Bonds & Notes	—	2,333,266,306	—	2,333,266,306
U.S. Treasury Securities	—	1,215,828,707	—	1,215,828,707
Preferred Stocks	64,860,429	—	—	64,860,429
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	15,798,256	—	15,798,256
Municipal Obligations	—	5,202,470	—	5,202,470
Money Market Funds	359,164,628	85,353,858	—	444,518,486
Total Investments in Securities	7,414,163,617	3,967,368,957	—	11,381,532,574
Other Investments - Assets*
Futures Contracts	13,946	—	—	13,946
Forward Foreign Currency Contracts	—	1,102,904	—	1,102,904
	13,946	1,102,904	—	1,116,850
Other Investments - Liabilities*
Futures Contracts	(226,973)	—	—	(226,973)
Forward Foreign Currency Contracts	—	(153,791)	—	(153,791)
	(226,973)	(153,791)	—	(380,764)
Total Other Investments	(213,027)	949,113	—	736,086
Total Investments	$7,413,950,590	$3,968,318,070	$—	$11,382,268,660

*	Unrealized appreciation (depreciation).
Invesco Equity and Income Fund